Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 31, 2012
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | PowerShares Dynamic Banking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJB
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | PowerShares Dynamic Biotechnology & Genome Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBE
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | PowerShares Dynamic Building & Construction Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKB
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | PowerShares Dynamic Energy Exploration & Production Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXE
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | PowerShares Dynamic Food & Beverage Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBJ
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | PowerShares Dynamic Insurance Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIC
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | PowerShares Dynamic Leisure & Entertainment Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEJ
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | PowerShares Dynamic Media Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBS
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | PowerShares Dynamic Networking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXQ
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | PowerShares Dynamic Oil & Gas Services Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXJ
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | PowerShares Dynamic Pharmaceuticals Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJP
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | PowerShares Dynamic Retail Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMR
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | PowerShares Dynamic Semiconductors Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSI
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | PowerShares Dynamic Software Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJ
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | PowerShares Dynamic MagniQuant Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIQ
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | PowerShares Dynamic Market Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWC
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | PowerShares Dynamic OTC Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWO
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | PowerShares FTSE RAFI U.S. 1000 Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRF
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFZ
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKW
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFM
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | PowerShares Financial Preferred Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGF
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEY
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PID
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | PowerShares Dynamic Basic Materials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYZ
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | PowerShares Dynamic Consumer Discretionary Sector Portfolio

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEZ
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | PowerShares Dynamic Consumer Staples Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSL
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | PowerShares Dynamic Energy Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXI
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | PowerShares Dynamic Financial Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFI
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | PowerShares Dynamic Healthcare Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTH
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRN
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | PowerShares Dynamic Technology Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTF
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | PowerShares Dynamic Utilities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUI
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | PowerShares NASDAQ Internet Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNQI
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | PowerShares Aerospace & Defense Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPA
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | PowerShares Cleantech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZD
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | PowerShares DWA Technical Leaders (TM) Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDP
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSP
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | PowerShares Golden Dragon China Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGJ
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXN
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | PowerShares Morningstar StockInvestor Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYH
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | Powershares S&P 500 BuyWrite Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBP
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIV
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHO
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | PowerShares Wilderhill Clean Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBW
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | PowerShares WilderHill Progressive Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUW
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | PowerShares Dynamic Large Cap Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWB
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | PowerShares Dynamic Large Cap Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWV
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | PowerShares Zacks Micro Cap Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZI
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio | PowerShares Fundamental Pure Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLG
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLC
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio | PowerShares Fundamental Pure Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLV
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMG
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMC
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMV
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWT
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSC
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWY